EATON VANCE MUTUAL FUNDS TRUST
                                24 Federal Street
                                Boston, MA 02110
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054





                                  CERTIFICATION





     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the form of prospectus and statement of additional information dated January 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 40 ("Amendment No. 40") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 40 was filed electronically with the Commission (Accession No. 0000950156-97-001025) on December 30, 1997:


                                      Eaton Vance Government Obligations Fund





                                                  EATON VANCE MUTUAL FUNDS TRUST



                                           By: /s/ Eric G. Woodbury
                                          Eric G. Woodbury, Assistant Secretary
Date:  January 5, 1998